Income Tax (Deferred Income Tax Assets and Liabilities) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 2,808	$ 3,251
Inventory valuation	2,893	1,408
Employee benefits	2,742	2,816
Insurance	3,422	3,812
Otrher comprehensive loss	14,416	14,867
Interest	118	80
Deferred gain on sale/leaseback	54	82
Prepaid revenue	1,619	2,348
Other deferred	232	520
Severance	237	196
Total	28,541	29,380
Property basis and depreciation difference	13,274	14,151
Pension	3,012	5,283
Total	16,286	19,434
Valuation allowance - non-current	758	906
Net deferred income tax asset	$ 11,497	$ 9,040